Other disclosures on cash flows	12 Months Ended
Dec. 31, 2022
Other disclosures on cash flows [abstract]
Other disclosures on cash flows	Other disclosures on cash flows
20.1.    Non-cash operating activities

	2022	2021	2020

Fair value adjustment on loans designated at FVPL	(326,491)	(1,306,205)	12,461
Fair value adjustment on equity securities designated at FVPL	(853,056)	(1,264,213)	—
Fair value adjustment in financial instruments at FVPL	(1,179,547)	(2,570,418)	12,461

Fair value adjustment to accounts receivable from card issuers	253,181	303,156	(43,523)
Fair value adjustment on equity instruments/listed securities designated at FVOCI	(6,971)	216,465	40,336
20.2.    Non-cash investing activities

	2022	2021	2020

Property and equipment and intangible assets acquired through lease	63,910	92,802	118,977
20.3.    Non-cash financing activities

	2022	2021	2020

Unpaid consideration for acquisition of non-controlling shares	1,498	1,823	3,088
Settlement of loans with private entities	—	748,297	—
Shares of the Company delivered at Reclame Aqui acquisition 21.3.4(a)	169,864	—	—
20.4.    Property and equipment, and intangible assets

	2022	2021	2020

Additions of property and equipment (Note 9.3)	(692,206)	(1,086,113)	(450,594)
Additions of right of use (IFRS 16) (Note 9.3)	47,182	87,176	52,140
Payments from previous year	(51,614)	(33,353)	(1,050)
Purchases not paid at year end	176,835	51,614	33,353
Prepaid purchases of POS	102,070	(102,314)	(5,987)
Purchases of property and equipment	(417,733)	(1,082,990)	(372,138)

Additions of intangible assets (Note 10.3)	(288,004)	(264,646)	(150,310)
Additions of right of use (IFRS 16) (Note 10.3)	16,728	5,626	66,837
Payments from previous year	(41,898)	—	—
Purchases not paid at year end	6,593	41,898	—
Capitalization of borrowing costs	1,069	592	508
Issuance of shares for acquisition of assets	—	849	—
Purchases and development of intangible assets	(305,512)	(215,681)	(82,965)

Net book value of disposed assets (Notes 9.3 and 10.3)	202,519	161,902	96,704
Net book value of disposed Leases	(52,164)	(14,474)	(36,919)
Loss on disposal of property and equipment and intangible assets	(25,347)	(136,104)	(52,658)
Disposal of Creditinfo property, equipment and intangible assets, including goodwill	(61,316)	—	—
Disposal of Linked's property, equipment and intangible assets, including goodwill	—	(11,224)	—
Outstanding balance	(36,684)	—	—
Proceeds from disposal of property and equipment and intangible assets	27,008	100	7,127